TECHNICAL RESERVES, INSURANCE CLAIMS RESERVES AND UNEARNED PREMIUMS (Details 4)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Pension insurance - Temporary Regime / SCTR [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Explanation of process used to determine assumptions to measure recognised assets, liabilities, income and expense arising from insurance contracts	B-85 and MI-85	B-85 and MI-85
Mortality technical rate in soles used in estimation of insurance reserves	3.00%	3.00%
Pension insurance - Definitive Regime [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Explanation of process used to determine assumptions to measure recognised assets, liabilities, income and expense arising from insurance contracts	B-85 and MI-85	B-85 and MI-85
Mortality technical rate in Nominal dollars used in estimation of insurance reserves	4.66%	4.65%
Mortality technical rate in soles used in estimation of insurance reserves	3.31%	3.43%
Pension insurance - Definitive Regime / SCTR [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Explanation of process used to determine assumptions to measure recognised assets, liabilities, income and expense arising from insurance contracts	B-85 adjusted and MI-85	B-85 adjusted and MI-85
Mortality technical rate in Nominal dollars used in estimation of insurance reserves	4.66%	4.65%
Mortality technical rate in adjusted soles used in estimation of insurance reserves	6.35%	6.49%
Mortality technical rate in adjusted dollars used in estimation of insurance reserves	4.66%	4.65%
Pension insurance - Temporary Regime / SCTR (Longevity) [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Explanation of process used to determine assumptions to measure recognised assets, liabilities, income and expense arising from insurance contracts	SPP-S-2017- and SPP-I-2017	SPP-S-2017- and SPP-I-2017
Individual life [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Explanation of process used to determine assumptions to measure recognised assets, liabilities, income and expense arising from insurance contracts	CSO 80 adjusted	CSO 80 adjusted
Annuity [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Explanation of process used to determine assumptions to measure recognised assets, liabilities, income and expense arising from insurance contracts	SPP-S-2017 and SPP-I- 2017	TAP 2012 and MI 2006
Bottom of range [member] | Pension insurance - Definitive Regime / SCTR [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Mortality technical rate in soles used in estimation of insurance reserves	3.00%	3.00%
Bottom of range [member] | Pension insurance - Temporary Regime / SCTR (Longevity) [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Mortality technical rate in soles vac used in estimation of insurance reserves	3.81%	3.74%
Bottom of range [member] | Individual life [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Mortality technical rate in us dollars used in estimation of insurance reserves	4.00%	4.00%
Bottom of range [member] | Annuity [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Mortality technical rate in us dollars used in estimation of insurance reserves	2.90%	4.21%
Mortality technical rate in soles used in estimation of insurance reserves	2.50%	2.50%
Top of range [member] | Pension insurance - Definitive Regime / SCTR [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Mortality technical rate in soles used in estimation of insurance reserves	3.38%	3.43%
Top of range [member] | Pension insurance - Temporary Regime / SCTR (Longevity) [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Mortality technical rate in soles vac used in estimation of insurance reserves	3.88%	3.88%
Top of range [member] | Individual life [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Mortality technical rate in us dollars used in estimation of insurance reserves	5.00%	5.00%
Top of range [member] | Annuity [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Mortality technical rate in us dollars used in estimation of insurance reserves	7.93%	7.69%
Mortality technical rate in soles used in estimation of insurance reserves	5.25%	5.25%